Government assistance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of government grants [Line Items]
Total government assistance	$ 4,482	$ 4,739
Direct cost of revenues
Disclosure of government grants [Line Items]
Total government assistance	653	1,144
General and administrative
Disclosure of government grants [Line Items]
Total government assistance	681	545
Research and development
Disclosure of government grants [Line Items]
Total government assistance	3,006	2,692
Sales and marketing
Disclosure of government grants [Line Items]
Total government assistance	$ 142	$ 358